As filed with the Securities and Exchange Commission on September 25, 2015.

1933 Act Registration No. 333-68105
1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 42		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 44		[X]

JNL VARIABLE FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (312) 338-5801

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:

	Susan S. Rhee, Esq.	Ropes & Gray LLP
	JNL Variable Fund LLC	32nd Floor
	Vice President, Counsel & Secretary	191 North Wacker Drive
	1 Corporate Way	Chicago, Illinois 60606
	Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on September 28, 2015 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on _________________pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  This Amendment is being filed to describe, in a supplement, the following changes:

1) To merge the JNL/Mellon Capital 25 Fund into the JNL/S&P 4 Fund of the JNL Series Trust, effective September 28, 2015.

2) To change the investment strategy for the JNL/Mellon Capital Global 15 Fund and change the name of the fund to the JNL/Mellon Capital Global 30 Fund, effective September 28, 2015.

3) To change the investment strategy for the JNL/Mellon Capital DowSM 10 Fund and change the name of the fund to the JNL/Mellon Capital DowSM Index Fund, effective September 28, 2015.

4) To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 24, 2015, as part of Post-Effective Amendment No. 40 to the Registration Statement (Accession No. 0001072428-15-000023) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January 1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies” please delete the section in its entirety and replace with the following:

Principal Investment Strategies.  The Dow Index Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies” please delete the section in its entirety and replace with the following:

Principal Investment Strategies.  The Global 30 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Global 30 Fund consists of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.  The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January 1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The thirty companies are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
•	The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index;
•	The Sub-Adviser allocates approximately equal amounts of the Global 30 Fund to the 30 selected companies; and
•	The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity in each index.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Global 30 Fund (determined based on market value).

Companies which, as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 30 Fund stocks are selected.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, under “Principal Investment Strategies,” please delete the sixth paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” before the last paragraph please add the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital S&P® 24 Fund, under “Principal Investment Strategies,” please delete the last paragraph and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the S&P 24 Fund to invest more than 5% of the S&P 24 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the S&P 24 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the S&P 24 Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital S&P® SMid 60 Fund, under “Principal Investment Strategies,” please delete the last paragraph and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the SMid 60 Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital JNL 5 Fund, under “Principal Investment Strategies,” please delete the sixth paragraph and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the JNL 5 Fund to invest more than 5% of the JNL 5 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the JNL 5 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital JNL 5 Fund, under “Principal Investment Strategies,” please add the following after the sixth paragraph:

The DowSM 10 Strategy

Principal Investment Strategies.  The Dow 10 Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average (“DJIA”) which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Strategy and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Strategy invests in the common stock of ten companies included in the DJIA.  The ten companies are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the dividend yield on each common stock in the DJIA on the Stock Selection Date; and
•	The Sub-Adviser allocates approximately equal amounts of the Dow 10 Strategy to the ten companies in the DJIA that have the highest dividend yield; and
•	The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity.

Companies which, as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA will be removed from the universe of securities from which the Dow 10 Strategy stocks are selected.

The Global 15 Strategy

Principal Investment Strategies.  The Global 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Global 15 Strategy consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.  The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Strategy and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The fifteen companies are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
•	The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index;
•	Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Strategy to the common stocks of the 5 companies in each index with the lowest price per share; and
•	The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity in each index.

Companies which, as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Strategy stocks are selected.

The 25 Strategy

Principal Investment Strategies.  The 25 Strategy seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Strategy and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which, as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Strategy stocks are selected.

The 25 companies are selected through the following five-step process on each Stock Selection Date:

•	The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, limited liability companies, other companies that share similar tax structures and treatments, or any stock included in the Dow Jones Industrial Average);
•	Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;
•	Those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;
•	From the remaining 75 stocks, the Sub-Adviser eliminates the 50 highest dividend-yielding stocks and selects the remaining 25 companies;
•	The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 companies selected for the portfolio; and
•	The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Strategy (determined based on market value).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the fourth paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is in the index, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

Effective October 1, 2015, in the section entitled “Management of the JNL Variable Fund,” sub-section “Administrative Fee,” please delete the section in its entirety and replace it with the following:

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the independent Managers and of independent legal counsel to the independent Managers (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/Mellon Capital DowSM Index Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Global 30 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Nasdaq® 25 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital S&P® 24 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital S&P® SMid 60 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital JNL 5 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Communications Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Consumer Brands Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Financial Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Healthcare Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Oil & Gas Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Technology Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

In the section entitled “Financial Highlights”, please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2015 (semi-annual report) has not been audited.

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow Index Fund (formerly, JNL/Mellon Capital Dow 10 Fund)
Class A
06/30/2015	$18.83	$0.30	$(0.26)	$0.04	$—	$—	$18.87	0.21%	$558,774	40%	0.66%	3.19%
12/31/2014	17.15	0.50	1.18	1.68	—	—	18.83	9.80	580,759	24	0.67	2.79
12/31/2013	13.14	0.43	3.58	4.01	—	—	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	—	—	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	—	—	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	—	—	10.01	24.66	376,744	60	0.67	3.35
JNL/Mellon Capital Global 30 Fund (formerly, JNL/Mellon Capital Global 15 Fund)
Class A
06/30/2015	23.99	0.57	0.59	1.16	—	—	25.15	4.84	444,549	53	0.70	4.63
12/31/2014	21.64	1.42	0.93	2.35	—	—	23.99	10.86	382,929	29	0.70	6.50
12/31/2013	19.10	0.88	1.66	2.54	—	—	21.64	13.30 (e)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	—	—	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	—	—	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	—	—	16.94	14.69	522,900	63	0.70	3.81
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2015	21.29	0.12	(0.05)	0.07	—	—	21.36	0.33	1,041,213	66	0.67	1.16
12/31/2014	19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.61
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	—	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	—	11.50	17.20	209,278	67	0.70	0.95
Class B
06/30/2015	15.90	0.11	(0.04)	0.07	—	—	15.97	0.44	372	66	0.47	1.43
12/31/2014	14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.82
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	—	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	—	8.84	17.48	139	67	0.50	1.15
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2015	13.87	0.07	(0.60)	(0.53)	—	—	13.34	(3.82)	752,646	112	0.68	0.96
12/31/2014	14.83	0.15	0.63	0.78	(0.12)	(1.62)	13.87	5.18	548,488	108	0.66	1.05
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51	1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53	580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	—	10.60	4.91	535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	—	10.15	16.70	367,430	56	0.66	1.16
Class B
06/30/2015	12.07	0.07	(0.52)	(0.45)	—	—	11.62	(3.73)	774	112	0.48	1.12
12/31/2014	13.13	0.17	0.55	0.72	(0.16)	(1.62)	12.07	5.39	560	108	0.46	1.29
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84	502	74	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81	372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	—	9.50	5.14	316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	—	9.09	16.76	173	56	0.46	1.33

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2015	$12.76	$0.07	$(0.00)	$0.07	$—	$—	$12.83	0.55%	$383,573	71%	0.68%	1.13%
12/31/2014	13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50	487,496	83	0.66	1.49
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89	670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85	479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	—	11.33	20.76	377,694	75	0.66	1.38
Class B
06/30/2015	12.63	0.08	(0.00)	0.08	—	—	12.71	0.63	440	71	0.48	1.36
12/31/2014	13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79	455	83	0.46	1.73
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17	625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96	481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)	203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	—	11.22	20.81	329	75	0.46	1.57
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2015	13.21	0.17	(0.24)	(0.07)	—	—	13.14	(0.53)	3,626,143	67	0.64	2.58
12/31/2014	12.11	0.33	1.04	1.37	(0.27)	—	13.21	11.32	3,461,552	65	0.64	2.65
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	—	12.11	31.68 (e)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	—	9.43	18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	—	8.23	(2.07)	3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	—	8.70	17.11	3,545,906	90	0.64	3.11
Class B
06/30/2015	13.25	0.18	(0.25)	(0.07)	—	—	13.18	(0.53)	12,249	67	0.44	2.79
12/31/2014	12.14	0.35	1.06	1.41	(0.30)	—	13.25	11.59	11,465	65	0.44	2.83
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	—	12.14	31.96 (e)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	—	9.45	18.25	8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	—	8.25	(1.85)	7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	—	8.72	17.27	9,381	90	0.44	3.31

JNL Variable Fund LLC(Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2015	$4.67	$0.07	$0.06	$0.13	$—	$—	$4.80	2.78%	$128,338	10%	0.68%	2.79%
12/31/2014	4.55	0.15	0.10	0.25	(0.13)	—	4.67	5.52	134,685	56	0.68	3.12
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	—	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	—	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	—	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	—	3.47	22.53	63,680	50	0.72	3.70
Class B
06/30/2015	4.46	0.05	0.08	0.13	—	—	4.59	2.91	165	10	0.48	2.26
12/31/2014	4.35	0.15	0.10	0.25	(0.14)	—	4.46	5.74	88	56	0.48	3.34
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	—	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	—	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	—	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	—	3.32	22.55	153	50	0.52	3.84
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2015	18.16	0.08	1.03	1.11	—	—	19.27	6.11	676,172	8	0.65	0.82
12/31/2014	17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.76
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	—	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	—	9.93	22.76	78,065	30	0.71	0.91
Class B
06/30/2015	18.41	0.10	1.05	1.15	—	—	19.56	6.25	248	8	0.45	1.02
12/31/2014	17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.97
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	—	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	—	10.01	22.92	150	30	0.51	1.08
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2015	11.20	0.10	(0.07)	0.03	—	—	11.23	0.27	622,803	6	0.65	1.72
12/31/2014	10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	1.44
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	—	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	—	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	—	7.19	13.49	182,141	24	0.69	0.86
Class B
06/30/2015	11.20	0.11	(0.08)	0.03	—	—	11.23	0.27	384	6	0.45	1.92
12/31/2014	10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	1.62
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	—	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	—	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	—	7.17	13.68	247	24	0.49	1.05

JNL Variable Fund LLC(Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2015	$25.09	$0.10	$2.71	$2.81	$—	$—	$27.90	11.20%	$3,082,809	10%	0.64%	0.72%
12/31/2014	20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.89
12/31/2013	14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)	(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)	—	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)	—	11.35	3.88	170,516	17	0.69	1.31
Class B
06/30/2015	25.16	0.12	2.72	2.84	—	—	28.00	11.29	1,416	10	0.44	0.91
12/31/2014	20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	1.09
12/31/2013	14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)	(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)	—	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)	—	11.33	4.13	281	17	0.49	1.52
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2015	30.04	0.31	(1.63)	(1.32)	—	—	28.72	(4.39)	1,367,044	1	0.64	2.12
12/31/2014	34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	1.61
12/31/2013	28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)	(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)	—	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)	—	26.76	19.11	656,024	14	0.67	1.26
Class B
06/30/2015	30.46	0.35	(1.66)	(1.31)	—	—	29.15	(4.30)	1,321	1	0.44	2.32
12/31/2014	34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	1.81
12/31/2013	28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)	—	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)	—	27.06	19.37	1,082	14	0.47	1.45
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2015	10.77	0.04	0.11	0.15	—	—	10.92	1.39	1,115,465	3	0.64	0.76
12/31/2014	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/2013	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)	(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)	—	7.22	12.11	292,219	34	0.68	0.26
Class B
06/30/2015	10.92	0.05	0.11	0.16	—	—	11.08	1.47	424	3	0.44	0.97
12/31/2014	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/2013	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)	(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)	—	7.29	12.26	451	34	0.48	0.45

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)	Not annualized for periods of less than one year.
(e)
Total return for the Fund includes class action settlement proceeds.  The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/Mellon Capital Global 30 Fund - 13.19% and JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

This Supplement is dated September 28, 2015.

Supplement Dated September 28, 2015
To The Statement of Additional Information
Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all reference in the statement of additional information to “Current Fund Name” and replace it with “New Fund Name.”

On page 13, please delete the paragraph entitled "Security-Related Issuers" in its entirety.

On page 28 in the section entitled “Managers and Officers of the JNL Variable Fund,” please delete the third paragraph in its entirety and replace it with the following:

For purposes of this section, the term “Fund Complex” includes each of the following investment companies: JNL Series Trust (99 portfolios), JNL Investors Series Trust (3 portfolios), JNL Variable Fund LLC (12 portfolios), and JNL Strategic Income Fund LLC (1 portfolio) (as used in this section, the term Funds refers to all of the portfolios offered by the Fund Complex).  As used in this section, the term Fund Complex does not include the Curian Series Trust or the Jackson Variable Series Trust.

On pages 29 through 31 in the section entitled “Managers and Officers of the JNL Variable Fund,” in the column entitled “Number of Portfolios in Fund Complex to be Overseen by Manager or Officer” please delete the number in that column and replace it with 115.

On pages 39 and 40, please delete the section entitled “Principal Holders of the JNL Variable Fund’s Shares” in its entirety and replace it with the following:

As of August 31, 2015, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of each class of each Fund of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to the separate accounts of Jackson and Jackson National Life Insurance Company of NY (“Jackson NYSM”) to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through their separate accounts and to other registered investment companies and certain investment companies managed by affiliates of the Adviser, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.
1

As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by their separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson and Jackson NY in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.

As of August 31, 2015, the following persons beneficially owned 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital JNL 5 Fund (Class A)
	JNL/Mellon Capital 10 x 10 Fund 1 Corporate Way Lansing, MI 48951	6.07%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Fund, as of August 31, 2015, no persons are deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund.

Effective October 1, 2015, on page 53, in the section entitled “VIII. Investment Adviser, Sub-Adviser and Other Service Providers”, sub-section “Administrative Fee,” please delete the section in its entirety and replace it with the following:

Administrative Fee. In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the independent Managers and of independent legal counsel to the independent Managers (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/Mellon Capital DowSM Index Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Global 30 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Nasdaq® 25 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital S&P® 24 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital S&P® SMid 60 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

2

Funds	Assets	Administrative Fee
JNL/Mellon Capital JNL 5 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Communications Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Consumer Brands Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Financial Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Healthcare Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Oil & Gas Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Technology Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

The fees paid by the Fund to the Administrator for the fiscal years ended December 31, 2012, December 31, 2013, and December 31, 2014 were $16,116,884, $17,255,324, and $20,409,215 respectively.

The fees paid by each Fund to the Administrator are outlined below:

Fund	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital DowSM Index Fund (formerly, JNL/Mellon Capital DowSM 10 Fund)	$861,355	$807,957	$714,466
JNL/Mellon Capital Global 30 Fund (formerly, JNL/Mellon Capital Global 15 Fund)	$771,080	$848,002	$825,257
JNL/Mellon Capital Nasdaq® 25 Fund	$1,117,881	$742,875	$542,968
JNL/Mellon Capital S&P® 24 Fund	$1,214,992	$1,122,605	$875,957
JNL/Mellon Capital S&P® SMid 60 Fund	$896,943	$872,655	$755,893
JNL/Mellon Capital JNL 5 Fund	$5,188,184	$5,042,065	$4,704,692
JNL/Mellon Capital Communications Sector Fund	$212,065	$176,035	$121,929
JNL/Mellon Capital Consumer Brands Sector Fund	$749,182	$551,122	$256,793
JNL/Mellon Capital Financial Sector Fund	$755,615	$545,468	$322,931
JNL/Mellon Capital Healthcare Fund	$2,208,695	$1,117,141	$536,404
JNL/Mellon Capital Oil & Gas Sector Fund	$1,921,449	$1,544,426	$1,335,065
JNL/Mellon Capital Technology Sector Fund	$1,104,442	$726,005	$650,430

This Supplement is dated September 28, 2015.

3

JNL VARIABLE FUND LLC

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 28. Exhibits

(a)			Certificate of Formation of Registrant, dated October 15, 1998.[1]

(b)			Operating Agreement of Registrant, as amended, on December 3, 2014.[11]

(c)			Not Applicable

Jackson National Asset Management, LLC ("JNAM")

(d)	(1)	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[7]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[7]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[8]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[10]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[10]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012.[11]

		(viii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

		(ix)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto.

Mellon Capital Management Corporation ("Mellon Capital")

	(2)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

		(ii)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[7]

		(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[8]

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[8]

		(vi)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[9]

		(vii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[10]

		(viii)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[10]

		(ix)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[11]

		(x)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto.

		(xi)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto.

(e)	(1)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD"), executed as of November 30, 2012, effective April 29, 2013.[7]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[8]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[8]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[10]

		(v)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[10]

		(vi)	Amendment, effective April 27, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013.[11]

		(vii)	Amendment, effective September 28, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto.

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. ("JPMorgan Chase"), dated August 12, 2009.[2]

		(ii)	Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(iii)	International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(iv)	Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(v)	Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

		(vi)	Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(vii)	Amendment dated October 11, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

		(viii)	Amendment effective April 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

		(ix)	Amendment effective August 29, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(x)	Amendment effective October 1, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(xi)	Amendment effective December 12, 2011 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(xii)	Amendment dated April 30, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(xiii)	Amendment effective August 29, 2012 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

		(xiv)	Amendment effective April 29, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

		(xv)	Amendment effective September 16, 2013 to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

		(xvi)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

		(xvii)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

		(xviii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

		(xix)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

		(xx)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

		(xxi)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

		(xxii)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

	(2)	(i)	Custody Agreement between State Street Bank and Trust Company ("State Street") and JNL Series Trust, dated December 30, 2010, attached hereto.

		(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, attached hereto.

(iii)
Amendment, dated April 27, 2015, to Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, to add Registrant; other additional registered investment companies ("RICs"); and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd. and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, "Cayman Entities") as parties, attached hereto.

		(iv)	Amendment, dated September 28, 2015, to Custody Agreement between State Street, JNL Series Trust, Registrant, RICs and Cayman Entities, dated December 30, 2010, attached hereto.

	(3)	(i)
Class Action Services Agreement between State Street and JNL Series Trust, effective September 2, 2014, related to the Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, attached hereto.

		(ii)	Amendment, dated April 14, 2015 to Class Action Services Agreement between State Street and JNL Series Trust to add Registrant, RICs, and Cayman Entities as parties, attached hereto.

		(iii)	Amendment, dated September 28, 2015 to Class Action Services Agreement between State Street, JNL Series Trust, Registrant, RICs and Cayman Entities, effective September 2, 2014, attached hereto.

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[6]

		(ii)	Amendment effective April 29, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[7]

		(iii)	Amendment effective May 30, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(iv)	Amendment effective September 5, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(v)	Amendment effective September 16, 2013 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(vi)	Amendment effective June 4, 2014 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

		(vii)	Amendment effective September 15, 2014 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[10]

		(viii)	Amendment effective April 27, 2015 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[11]

		(ix)	Amendment effective September 28, 2015 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

		(x)	Amendment effective October 1, 2015 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

	(2)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[6]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[7]

		(iii)	Amendment effective September 16, 2013 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[8]

		(iv)	Amendment effective September 15, 2014 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[10]

		(v)	Amendment effective April 27, 2015 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012.[11]

		(vi)	Amendment effective September 28, 2015 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

	(3)		Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.[7]

(4)
Plan of Reorganization of the JNL Series Trust, dated September 13, 2013, (re its JNL/Mellon Capital Small Cap Index Fund (the "Acquiring Fund") and JNL Variable Fund LLC (re its JNL/Mellon Capital Select Small-Cap Fund (the "Acquired Fund")).[9]

(5)
Plan of Reorganization of the JNL Series Trust, dated September 13, 2013, (re its JNL/Mellon Capital S&P 500 Index Fund (the "Acquiring Fund") and JNL Variable Fund LLC (re its JNL/Mellon Capital VIP Fund (the "Acquired Fund")).[9]

	(6)		Plan of Reorganization of JNL Variable Fund LLC, dated September 13, 2013 re its JNL/Mellon Capital S&P® 24 Fund (the "Acquiring Fund") and its JNL/Mellon Capital S&P® 10 Fund (the "Acquired Fund") .[9]

	(7)		Plan of Reorganization of JNL Variable Fund LLC, dated April 27, 2015 re its JNL/Mellon Capital JNL 5 Fund (the "Acquiring Fund") and JNL/Mellon Capital JNL Optimized 5 Fund (the "Acquired Fund").[11]

	(8)		Plan of Reorganization of JNL Variable Fund LLC, dated April 27, 2015 re its JNL/Mellon Capital Value Line® 30 Fund (the "Acquiring Fund") and JNL/Mellon Capital S&P® 24 Fund (the "Acquired Fund").[11]

(9)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2015, (re its JNL/S&P 4 Fund ("the Acquiring Fund") and JNL Variable Fund, LLC (re its JNL/Mellon Capital 25 Fund (the "Acquired Fund"), attached hereto.

(10)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[11]

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, attached hereto.

(k)			Not Applicable

(l)			Not Applicable

(m)	(1)	(i)	Rule 12b-1 Plan, dated April 29, 2013.[7]

		(ii)	Amendment, effective May 30, 2013, to Rule 12b-1 Plan, dated April 29, 2013.[8]

		(iii)	Amendment, effective September 16, 2013, to Rule 12b-1 Plan, dated April 29, 2013.[8]

		(iv)	Amendment, effective June 4, 2014, to Rule 12b-1 Plan, dated April 29, 2013.[10]

		(v)	Amendment, effective September 15, 2014, to Rule 12b-1 Plan, dated April 29, 2013.[10]

		(vi)	Amendment, effective April 27, 2015, to Rule 12b-1 Plan, dated April 29, 2013.[11]

		(vii)	Amendment, effective September 28, 2015, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto.

(n)	(1)	(i)	Multiple Class Plan, dated April 29, 2013.[7]

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, dated April 29, 2013.[8]

		(iii)	Amendment, effective September 15, 2014, to Multiple Class Plan, dated April 29, 2013.[10]

		(iv)	Amendment, effective April 27, 2015, to Multiple Class Plan, dated April 29, 2013.[11]

		(v)	Amendment, effective September 28, 2015, to Multiple Class Plan, dated April 29, 2013, attached hereto.

(o)			Not Applicable

(p)	(1)	(i)	Code of Ethics for Registrant, JNAM, and JNLD (Identified Prudential PLC North American Business Units CODE OF ETHICS AND CONDUCT), dated May 1, 2015, attached hereto.

		(ii)	Sarbanes-Oxley version of Code of Ethics for Registrant, dated September 1, 2012.[7]

	(2)	(i)	Code of Conduct for Mellon Capital, dated December, 2014; and Personal Securities Trading Policy, dated April, 2015, which are collectively considered Mellon Capital's Code of Ethics, attached hereto.

[1]
Incorporated by reference to Registrant's initial registration statement on Form N-1A (333-68105; 811-09121) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on November 30, 1998.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registration Statement filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 to Registration Statement filed with the SEC on April 29, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to Registration Statement filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to Registration Statement filed with the SEC on April 29, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 to Registration Statement filed with the SEC on April 26, 2012.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to Registration Statement filed with the SEC on April 26, 2013.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 33 to Registration Statement filed with the SEC on September 13, 2013.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 35 to Registration Statement filed with the SEC on April 25, 2014.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 38 to Registration Statement filed with the SEC on September 12, 2014.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 40 to Registration Statement filed with the SEC on April 24, 2015.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Jackson Variable Series Trust
JNL Series Trust
JNL Investors Series Trust
JNL Strategic Income Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VI of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or managers of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise and each current and former Member's and officer's and such other person's heirs, executors and administrators) (each hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAM") contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, Gillespie, McLellan, Rybak, Wood, Fredricks, Harding, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Bergandine, Buiter, Carnahan, Crosser, Leeman, Rhee and Woodworth contained in the section entitled "Managers and Officers of the JNL Variable Fund" and the description of JNAM contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to 06/28/2014). Vice President – Operations (06/28/2014 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to Present).

Garett Childs	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Corporate Finance and Controller (12/28/2013 to Present).

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to 05/20/2015).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

James Gilmore	1 Corporate Way Lansing, Michigan 48951	Vice President (06/24/2013 to 05/20/2015).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to 06/28/2014). Senior Vice President, Chief Investment Officer (06/28/2014 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to Present).

Leandra R. Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009). Chief Financial Officer (1/2007 to 04/10/2011). Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Mark B. Mandich	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to 05/20/2015).

P. Chad Meyers	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); and (05/20/2015 to Present). President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Chief Legal Officer (07/2004 to 12/31/2009). Secretary (11/2000 to Present); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to Present).

Jonathon Shiffer	1 Corporate Way Lansing, Michigan 48951	Vice President (12/31/2013 to 05/20/2015).

Heather R. Strang	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (02/26/2014 to 05/20/2015).

Mellon Capital Management Corporation, File No. 801-19785, the sub-adviser of the Funds of JNL Variable Fund LLC, is primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Series Trust, JNL Investors Series Trust, JNL Strategic Income Fund LLC, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Gregory P. Cicotte 7601 Technology Way Denver, CO 80237	Manager

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Manager

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Manager

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Manager and Secretary

James P. Sopha 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Tyler Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Erin Balcaitis 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Eric Cantor 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Richard Catts 7601 Technology Way Denver, CO 80237	Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Vice President

Kim Feul 7601 Technology Way Denver, CO 80237	Assistant Vice President

Justin Fitzpatrick 7601 Technology Way Denver, CO 80237	Vice President

Mark Godfrey 7601 Technology Way Denver, CO 80237	Vice President

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Elizabeth Griffith 7601 Technology Way Denver, CO 80237	Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Hardy 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kelli Hill 7601 Technology Way Denver, CO 80237	Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Senior Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Vice President

Jennifer Meyer 7601 Technology Way Denver, CO 80237	Vice President

Peter Meyers 7601 Technology Way Denver, CO 80237	Assistant Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O'Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Vice President

John Poulsen 7601 Technology Way Denver, CO 80237	Executive Vice President, Sales Strategy

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Ryan Riggen 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	President and Chief Executive Officer

Kezia Samuel 7601 Technology Way Denver, CO 80237	Vice President

Tim Schauer 7601 Technology Way Denver, CO 80237	Assistant Vice President

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Marc Socol 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Melissa Sommer 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Senior Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Byron Wilson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Registrant at 1 Corporate Way, Lansing, Michigan 48951, at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, and at the following locations:

Office of the Custodian: JPMorgan Chase Bank, N.A.	270 Park Avenue, New York, New York 10017

Office of the Custodian: State Street Bank and Trust Company	200 Newport Avenue, Josiah Quincy Building – Floor 5 North Quincy, Massachusetts 02171

Mellon Capital Management Corporation	50 Fremont Street, Suite 3900, San Francisco, California 94105

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 25th day of September, 2015.

JNL VARIABLE FUND LLC

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	September 25, 2015
Michael Bouchard
Trustee

/s/ Susan S. Rhee *	September 25, 2015
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	September 25, 2015
William Crowley
Trustee

/s/ Susan S. Rhee *	September 25, 2015
Michelle Engler
Trustee

/s/ Susan S. Rhee *	September 25, 2015
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	September 25, 2015
Richard D. McLellan
Trustee

/s/ Susan S. Rhee *	September 25, 2015
Mark D. Nerud
President and Trustee

/s/ Susan S. Rhee *	September 25, 2015
William R. Rybak
Trustee

/s/ Susan S. Rhee *	September 25, 2015
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	September 25, 2015
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	September 25, 2015
Gerard A. M. Oprins
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC (333-68105), a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	September 25, 2015
Michael J. Bouchard

/s/ Ellen Carnahan	September 25, 2015
Ellen Carnahan

/s/ William J. Crowley, Jr.	September 25, 2015
William J. Crowley, Jr.

/s/ Michelle Engler	September 25, 2015
Michelle Engler

/s/ John W. Gillespie	September 25, 2015
John W. Gillespie

/s/Richard D. McLellan	September 25, 2015
Richard D. McLellan

/s/ Mark D. Nerud	September 25, 2015
Mark D. Nerud

/s/ William R. Rybak	September 25, 2015
William R. Rybak

/s/ Edward C. Wood	September 25, 2015
Edward C. Wood

/s/ Patricia A. Woodworth	September 25, 2015
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	September 25, 2015
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(d)	(1)	(viii)
Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto as EX 99.28(d)(1)(viii).

(d)	(1)	(ix)
Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective December 1, 2012, attached hereto as EX 99.28(d)(1)(ix).

(d)	(2)	(x)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto as EX 99.28(d)(2)(x).

(d)	(2)	(xi)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012, attached hereto as EX 99.28(d)(2)(xi).

(e)	(1)	(vii)	Amendment, effective September 28, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD, effective April 29, 2013, attached hereto as EX 99.28(e)(1)(vii).

(g)	(1)	(xx)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xx).

(g)	(1)	(xxi)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xxi).

(g)	(1)	(xxii)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xxii).

(g)	(2)	(i)	Custody Agreement between State Street Bank and Trust Company ("State Street") and JNL Series Trust, dated December 30, 2010, attached hereto as EX 99.28(g)(2)(i).

(g)	(2)	(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, attached hereto as EX 99.28(g)(2)(ii).

(g)	(2)	(iii)
Amendment, dated April 27, 2015, to Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, to add Registrant; other additional registered investment companies ("RICs"); and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd. and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, "Cayman Entities") as parties, attached hereto as EX 99.28(g)(2)(iii).

(g)	(2)	(iv)	Amendment, dated September 28, 2015, to Custody Agreement between State Street, JNL Series Trust, Registrant, RICs and Cayman Entities, dated December 30, 2010, attached hereto as EX 99.28(g)(2)(iv).

(g)	(3)	(i)
Class Action Services Agreement between State Street and JNL Series Trust, effective September 2, 2014, related to the Custody Agreement between State Street and JNL Series Trust, dated December 30, 2010, attached hereto as EX 99.28(g)(3)(i).

(g)	(3)	(ii)
Amendment, dated April 14, 2015 to Class Action Services Agreement between State Street and JNL Series Trust to add Registrant, RICs, and Cayman Entities as parties, attached hereto as EX 99.28(g)(3)(ii).

(g)	(3)	(iii)
Amendment, dated September 28, 2015 to Class Action Services Agreement between State Street, JNL Series Trust, Registrant, RICs and Cayman Entities, effective September 2, 2014, attached hereto as EX 99.28(g)(3)(iii).

(h)	(1)	(ix)	Amendment effective September 28, 2015 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(ix).

(h)	(1)	(x)	Amendment effective October 1, 2015 to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(x).

(h)	(2)	(vi)	Amendment effective September 28, 2015 to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(2)(vi).

(h)	(9)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2015, (re its JNL/S&P 4 Fund ("the Acquiring Fund") and JNL Variable Fund, LLC (re its JNL/Mellon Capital 25 Fund (the "Acquired Fund"), attached hereto as EX 99.28(h)(9).

(i)			Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(j)			Consent of Auditors, attached hereto as EX 99.28(j).

(m)	(1)	(vii)	Amendment, effective September 28, 2015, to Rule 12b-1 Plan, dated April 29, 2013, attached hereto as EX 99.28(m)(1)(vii).

(n)	(1)	(v)	Amendment, effective September 28, 2015, to Multiple Class Plan, dated April 29, 2013, attached hereto as EX 99.28(n)(1)(v).

(p)	(1)	(i)	Code of Ethics for Registrant, JNAM, and JNLD (Identified Prudential PLC North American Business Units CODE OF ETHICS AND CONDUCT), dated May 1, 2015, attached hereto as EX 99.28(p)(1)(i).

(p)	(2)	(i)
Code of Conduct for Mellon Capital, dated December, 2014; and Personal Securities Trading Policy, dated April, 2015, which are collectively considered Mellon Capital's Code of Ethics, attached hereto as EX 99.28(p)(2)(i).